REVENUE RECOGNITION (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue [Table Text Block]
	Six Months Ended June 30,
	2023	2024
	(Unaudited)

SaaS	$130,551	$209,894
Self-hosted subscription*	68,336	104,759
Perpetual license	8,972	6,588
Maintenance and support	104,826	99,183
Professional services	24,863	25,832

	$337,548	$446,256

* Self-hosted subscription also includes maintenance associated with self-hosted subscriptions. For additional information regarding disaggregated revenues, please refer to Note 11 below.